REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Shares and Shareholders' Equity [Abstract]
Schedule of Share Capital
a.	As of June 30, 2024 and December 31, 2023, the share capital is composed of 0.01 NIS par value shares, as follows:

	June 30, 2024
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	250,492	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

a.	As of December 31, 2023 and 2022, the share capital is composed of 0.01 NIS par value shares, as follows:

	December 31, 2023
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	3,275,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887
Preferred A-4 Shares	815,000	21,717	$411	$1,076

	December 31, 2022
	Authorized	Issued and paid	Carrying Value	Liquidation Preference
Ordinary Shares	4,090,000	219,354	$4,685
Preferred A Shares	510,000	388,088	$7,307	$8,162
Preferred A-1 Shares	120,000	91,216	$2,392	$2,443
Preferred A-2 Shares	200,000	45,458	$2,264	$2,763
Preferred A-3 Shares	80,000	63,331	$2,683	$2,887